9 PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

9       PROPERTY, PLANT AND EQUIPMENT

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (ii)	Right of use (i)	Other (*)	Total
Balance at December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436		80,135	18,046,864
Cost	287,854	3,751,429	22,426,782	165,331	3,282,436		355,768	30,269,600
Accumulated depreciation		(1,072,791)	(10,739,511)	(134,801)			(275,633)	(12,222,736)
Balance at December 31, 2018	287,854	2,678,638	11,687,271	30,530	3,282,436		80,135	18,046,864
Effect of foreign exchange differences	1,499	2,978	8,033	106	2,464		56	15,136
Acquisitions	6,125	16,116	459,460	1,763	1,924,520	43,111	41,574	2,492,669
Capitalized interest (notes 24 and 29)		13			117,176			117,189
Write-off (note 23)	(2,143)	(130)	(80,426)	(1)	(30,400)	(1,354)	(149)	(114,603)
Depreciation (note 22)		(135,313)	(1,241,026)	(5,999)		(58,843)	(25,038)	(1,466,219)
Transfers to other asset categories	790	294,872	1,766,047	2,629	(2,053,290)		(11,048)
Transfer to intangible assets		(31)			(11,865)			(11,896)
Right of use- Initial recognition						640,989		640,989
Right of use - Remesurement						(151,558)		(151,558)
ARO Update		225,125						225,125
Transfer to Investment Property	(67,176)	(20,030)			(13,989)			(101,195)
Consolidation CBSI			4,940	(573)			4,756	9,123
Others			(680)					(680)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944
Cost	226,949	4,250,471	24,372,514	170,229	3,217,052	531,044	386,144	33,154,403
Accumulated depreciation		(1,188,233)	(11,768,895)	(141,774)		(58,699)	(295,858)	(13,453,459)
Balance at December 31, 2019	226,949	3,062,238	12,603,619	28,455	3,217,052	472,345	90,286	19,700,944

(*) Refer basically to railway assets such as courtyards, tracks, mines and dormant and in the group leasehold improvements, vehicles, hardware.

(i)             Right of use

The movement of the rights of use as of December 31, 2019 is as follows

Consolidated

	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Other	Total
Initial recognition – Rights of use	556,133	54,513	9,783	20,560	640,989
Addition		6,719	34,197	2,195	43,111
Remeasurement	(152,915)	12,112	(4,525)	(6,230)	(151,558)
Depreciation	(21,314)	(9,190)	(15,311)	(13,028)	(58,843)
Write-off	(1,338)			(16)	(1,354)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345
Cost	401,746	73,344	39,455	16,499	531,044
Accumulated depreciation	(21,180)	(9,190)	(15,311)	(13,018)	(58,699)
Balance at December 31, 2019	380,566	64,154	24,144	3,481	472,345

(ii)            Construction in progress

The breakdown of the projects comprising construction in progress is as follows:

					Consolidated
	Project description	Start date	Completion date		12/31/2019	12/31/2018
Logistics
	Current investments for maintenance of current operations.				81,944	89,595
					81,944	89,595
Mining
	Expansion of Casa de Pedra Mine capacity production.	2007	2020	(1)	883,742	844,194
	Expansion of TECAR export capacity.	2009	2022	(2)	303,965	289,298
	Current investments for maintenance of current operations.				389,510	725,616
					1,577,217	1,859,108
Steel
	Supply of 16 torpedo’s cars for operation in the steel industry	2008	2020		75,582	94,920
	Current investments for maintenance of current operations.			(3)	811,049	558,922
					886,631	653,842
Cement
	Construction of cement plants.	2011	2023	(4)	577,712	585,163
	Current investments for maintenance of current operations.				93,548	94,728
					671,260	679,891
Construction in progress					3,217,052	3,282,436

(1) Estimated completion date of the Central Plant Step 1;

(2) Estimated completion date of phase 60 Mtpa;

(3) Refers substantially to the technological modernization of the continuous running machines; increased efficiency in zinc plating lines and contractual agreement signed for the supply of new equipment;

(4) Refers substantially to the acquisition of new Integrated Cement Plants.

The average estimated useful lives are as follows, in years:

		Consolidated
	12/31/2019	12/31/2018
Buildings	38	38
Machinery, equipment and facilities	21	22
Furniture and fixtures	12	11
Others	14	15

9.a) Capitalized Interest

As of December 31, 2019, the Company capitalized borrowing costs amounting to R$117,189 in consolidated (as of December 31, 2018, R$71,611 in consolidated). These costs are basically estimated for the mining projects, mainly relating to the expansion of Casa de Pedra (MG) and TECAR (RJ), see notes 24 and 29. The rates for non-specific projects in the year ended December 31, 2019 are 6.58% (6.31% as of December 31, 2018).